Derivative Assets And Liabilities (Derivative Amount Of Gain (Loss) Recognized) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	$ 0	$ (3)	$ 4
Amount of Gain/(Loss) Recognized in Income Representing Hedge Ineffectiveness and Amount Excluded from the Assessment of Effectiveness	21	(8)	8
Amount of Gain/(Loss) Recognized in Income on Derivatives	(2)	39	24
Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	0	(3)	4
Amount of Gain/(Loss) Recognized in Income Representing Hedge Ineffectiveness and Amount Excluded from the Assessment of Effectiveness	21	(8)	8
Interest Rate Derivatives [Member] | Losses On Non-Hedged Interest Rate Derivatives [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	(18)	(157)	53
Embedded Derivatives [Member] | Other Income (Expenses) [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	12	3	6
Non Trading [Member] | Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	15	199	(21)
Non Trading [Member] | Commodity Derivatives [Member] | Deferred Gas Purchases [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	0	0	(3)
Trading [Member] | Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	$ (11)	$ (6)	$ (11)